Subsequent Events (Table)	9 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
Schedule Of Subsequent Events (Table)
Number of Shares	Purpose
4,500,000	Legal services from Lance Mays
10,500,000	Debt conversion resulting in reduction of convertible debt liability.

Total:15,000,000 Shares